Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net (loss) income	$ (9,065)	$ 16,309	$ 42,084
Non-cash items:
Depreciation and amortization	43,185	45,455	45,158
Unrealized loss (gain) on derivative instruments	5,330	4,955	(9,033)
Net loss on sale of vessels (note 18)		1,864
Goodwill impairment charge (note 7)	13,310
Other	143	(764)	423
Change in non-cash working capital items related to operating activities (note 16)	2,202	(3,238)	24,678
Expenditures for dry docking		(6,190)	(11,485)
Net operating cash flow	55,105	58,391	91,825
FINANCING ACTIVITIES
Proceeds from long-term debt	15,000	185,000
Repayments of long-term debt	(1,800)	(3,150)	(3,600)
Prepayment of long-term debt	(118,328)	(33,050)	(20,000)
Proceeds from long-term debt of Dropdown Predecessor (note 1)		37,222	257,121
Prepayment from long-term debt of Dropdown Predecessor (note 1)		(306,169)	(366,719)
Acquisition of Helga Spirit LLC, Yamuna Spirit LLC, Kaveri Spirit LLC, Esther Spirit LLC and Iskmati Spirit LLC from Teekay Corporation (note 1)		(244,185)
Acquisition of Ashkini Spirit LLC from Teekay Corporation (note 1)			(57,000)
Contribution of capital from Teekay Corporation to Dropdown Predecessor (note 1)		128,900	99,649
Net advances from (to) affiliates (note 1)		127,982	(27,605)
Shares issuance costs	(4,949)	(9,395)	(3,092)
Cash dividends paid	(51,358)	(55,244)	(50,350)
Net financing cash flow	(49,381)	39,889	(102,996)
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment		35,396
Expenditures for vessels and equipment	(2,315)	(6,253)	(5,095)
Advances to joint venture		(9,830)
Investment in term loans		(115,575)
Net investing cash flow	(2,315)	(96,262)	(5,095)
Increase (decrease) in cash and cash equivalents	3,409	2,018	(16,266)
Cash and cash equivalents, beginning of the year	12,450	10,432	26,698
Cash and cash equivalents, end of the year	15,859	12,450	10,432
Class A
FINANCING ACTIVITIES
Proceeds from issuance of Class A common stock (note 3)	$ 112,054	$ 211,978	$ 68,600